Contracts with Customers - Contract Costs (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 20.4	$ 17.2
Non-current deferred mobilization and contract preparation costs	7.9	4.4
Total deferred mobilization and contract preparation asset	28.3	$ 21.6
Increase in deferred mobilization and contract preparation costs	6.7
Capitalized contract cost, amortization	16.8
Additional deferred contract preparation and mobilization costs	$ 23.5